ACCOUNTING POLICIES - Common Stock (Details) shares in Thousands	Dec. 31, 2025 shares
Dividend Reinvestment Plan
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	100
Long-Term Incentive Plans
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	400
Director Stock Purchase Plan
Reserved for Future Issuance [Abstract]
Common stock reserved for issuance (in shares)	50